Schedule of operating right of use asset net (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	$ 297,985	$ 311,345
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	(13,360)
Less: accumulated amortization	(224,917)	(138,549)
Increase decreaseIn accumulated amortization	(92,313)
Accumulated amortization, Exchange rate translation	5,945
Right-of-use assets, net	73,068	172,796
Right-of-use assets, net, Increase (decrease)	(92,313)
Right-of-use assets, net, Exchange rate translation	(7,415)
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	202,678	211,765
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	(9,087)
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Total right-of-use assets, at cost	95,307	$ 99,580
Total right-of-use assets, at cost, increase/(decrease)
Total right-of-use assets, at cost, Exchange rate translation	$ (4,273)